UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/14

Dreyfus Alternative Diversifier Strategies Fund

Dreyfus Global Emerging Markets Fund

Dreyfus Select Mangers Long/Short Fund

Dreyfus TOBAM Emerging Markets Fund

Dreyfus Yield Enhancement Strategy Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
July 31, 2014 (Unaudited)

Registered Investment Companies--98.7%	Shares		Value ($)
Alternative Investments--25.1%
AQR Managed Futures Strategy Fund,
Cl. I	819,419		8,194,191
ASG Global Alternatives Fund, Cl.
Y	737,608		8,209,572
ASG Managed Futures Strategy Fund,
Cl. Y	810,223		8,693,688
DFA Commodity Strategy Portfolio	901,826		7,782,755
Dynamic Total Return Fund, Cl. Y	3,337,456	a	50,228,711
			83,108,917
Domestic Common Stocks--43.3%
Dreyfus Research Long/Short Equity
Fund, Cl. Y	2,524,407	a	31,958,997
Dreyfus Select Managers Long/Short
Equity Fund, Cl. Y	9,113,792	a	111,735,084
			143,694,081
Foreign Common Stocks--30.3%
Dreyfus Global Real Estate
Securities Fund, Cl. Y	3,808,364	a	34,465,694
Dreyfus Global Real Return Fund,
Cl. Y	4,364,210	a	65,986,853
			100,452,547
Total Investments (cost $325,773,442)	98.7%		327,255,545
Cash and Receivables (Net)	1.3%		4,187,059
Net Assets	100.0%		331,442,604

a Investment in affiliated mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $1,482,103 of which $4,743,350 related to appreciated investment securities and $3,261,247 related to depreciated investment securities. At July 31, 2014, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	43.3
Mutual Funds: Foreign	30.3
Mutual Funds: Alternative	25.1
98.7

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	327,255,545	-	-	327,255,545

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
July 31, 2014 (Unaudited)

Common Stocks--95.8%	Shares		Value ($)
Australia--.6%
Oil Search	60,081		525,751
Brazil--3.2%
Abril Educacao	20,600		345,036
Ambev, ADR	223,809		1,542,044
CCR	85,793		674,621
Iguatemi Empresa de Shopping Centers	35,520		379,663
			2,941,364
Chile--.5%
Sociedad Quimica y Minera Chile, ADR	17,349		481,088
China--14.3%
Baidu, ADR	20,390	a	4,405,259
Hengan International Group	92,000		985,073
PetroChina, Cl. H	1,518,000		1,987,425
TAL Education Group, ADR	67,209	a	1,979,305
Vipshop Holdings, ADS	10,835	a	2,227,026
YY, ADR	19,845	a	1,534,415
			13,118,503
Cyprus--1.8%
Eurasia Drilling, GDR	52,899		1,605,307
Georgia--.7%
Bank of Georgia Holdings	15,753		644,293
Hong Kong--3.9%
AIA Group	665,400		3,568,696
India--18.2%
Apollo Hospitals Enterprise	58,956		967,967
Glenmark Pharmaceuticals	138,392		1,477,224
Godrej Consumer Products	99,298		1,353,369
Grasim Industries	15,582		816,739
Hero MotoCorp	28,599		1,225,730

ITC	648,227		3,776,793
Jubilant Foodworks	54,040	a	1,092,598
Tata Consultancy Services	43,326		1,796,961
Tata Motors, ADR	95,685		3,762,334
Titan	75,244		411,883
			16,681,598
Indonesia--.9%
Media Nusantara Citra	3,568,000		791,509
Macau--4.9%
Sands China	278,400		2,041,742
Wynn Macau	570,400		2,423,439
			4,465,181
Malaysia--1.2%
IHH Healthcare	731,200		1,075,854
Mexico--7.1%
Fibra Shop Portafolios Inmobiliarios	144,413		207,553
Fibra Uno Administracion	151,279		531,307
Genomma Lab Internacional, Cl. B	828,971	a	2,216,651
Grupo Financiero Santander Mexico, Cl. B, ADR	133,304		1,770,277
Kimberly-Clark de Mexico, Cl. A	512,502		1,300,251
Southern Copper	13,974		459,186
			6,485,225
Philippines--8.2%
Bank of the Philippine Islands	388,560		847,128
Energy Development	2,672,100		376,773
First Gen	820,600	a	419,732
GT Capital Holdings	47,290		966,797
LT Group	2,926,400		1,075,193
Robinsons Retail Holdings	471,800		711,164
Security Bank	317,947		874,140
Universal Robina	595,890		2,223,834
			7,494,761
Portugal--.6%
Galp Energia	31,673		561,085
Russia--4.1%
Magnit, GDR	25,976		1,527,571

Mail.ru Group, GDR	46,381	a	1,380,300
Yandex, Cl. A	26,417	a	799,907
			3,707,778
South Africa--11.0%
British American Tobacco	35,835		2,105,370
Discovery	81,755		715,339
Life Healthcare Group Holdings	566,704		2,326,148
Naspers, Cl. N	35,049		4,304,707
Standard Chartered	27,150		565,396
			10,016,960
South Korea--.7%
Samsung Electronics	529		689,263
Switzerland--1.8%
Cie Financiere Richemont	176,659		1,678,997
Taiwan--7.2%
MediaTek	168,000		2,606,876
Taiwan Semiconductor Manufacturing	992,000		3,985,509
			6,592,385
Thailand--1.2%
Bangkok Bank	181,000		1,106,088
Turkey--.8%
Cola-Cola Icecek	28,854		721,988
United Arab Emirates--1.0%
Al Noor Hospitals Group	55,804		956,375
United States--1.9%
Yum! Brands	24,674		1,712,376
Total Common Stocks
(cost $79,061,969)			87,622,425

Preferred Stocks--.0%
Philippines
Security Bank
(cost $521)	227,224	[a]	523

Other Investment--4.4%
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,000,000)	4,000,000 [b]	4,000,000
Total Investments (cost $83,062,490)	100.2%	91,622,948
Liabilities, Less Cash and Receivables	(.2%)	(182,086)
Net Assets	100.0%	91,440,862

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $8,560,458 of which $9,344,674 related to appreciated investment securities and $784,216 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Services	20.9
Consumer Goods	19.5
Technology	18.1
Financial	13.3
Health Care	9.9
Industrial	7.1
Oil & Gas	5.1
Money Market Investment	4.4
Basic Materials	1.0
Utilities	.9
100.2

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
8/4/2014 a	5,410	9,134	9,133	(1)

Euro,
Expiring
8/4/2014 b	5,765	7,724	7,720	(4)

Hong Kong Dollar,
Expiring
8/4/2014 a	1,273,260	164,291	164,290	(1)

Mexican New Peso,
Expiring
8/4/2014 c	746,579	56,637	56,473	(164)

South African Rand,
Expiring
8/6/2014 a	1,663,836	155,641	155,165	(476)

				(646)

Counterparties:

a	Royal Bank of Scotland
b	JP Morgan Chase Bank
c	UBS

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,712,376	-	-	1,712,376
Equity Securities - Foreign Common Stocks+	18,960,841	66,949,208 ++	-	85,910,049
Equity Securities - Foreign Preferred Stocks+	-	523 ++	-	523
Mutual Funds	4,000,000	-	-	4,000,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(646)	-	(646)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end July 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2014 (Unaudited)

Common Stocks--76.5%	Shares		Value ($)
Automobiles & Components--5.4%
Bayerische Motoren Werke	5,459		652,733
BorgWarner	23,505		1,463,186
Ford Motor	212,158	a	3,610,929
General Motors	154,098	a	5,211,594
Tesla Motors	11,651	b	2,601,668
			13,540,110
Banks--5.1%
Bank of America	212,912	a	3,246,908
Barclays	253,796		961,705
Citigroup	27,200		1,330,352
Comerica	41,870		2,104,386
JPMorgan Chase & Co.	25,464		1,468,509
KeyCorp	120,203		1,627,549
Signature Bank	17,794	b	2,035,456
			12,774,865
Capital Goods--3.6%
Acuity Brands	13,148	a	1,410,386
Airbus Group	48,561		2,808,279
Danaher	22,686	a	1,676,042
Precision Castparts	13,884	a	3,176,659
			9,071,366
Consumer Durables & Apparel--2.2%
Carter's	27,956	a	2,140,311
Mohawk Industries	2,685	b	335,007
Ralph Lauren	10,759		1,676,898
Whirlpool	8,708		1,242,109
			5,394,325
Consumer Services--3.2%
Carnival	38,334	a	1,388,457
Marriott International, Cl. A	21,270		1,376,382
Royal Caribbean Cruises	50,278		2,999,083

Service Corporation International	54,956		1,154,076
Starwood Hotels & Resorts
Worldwide	13,360	c	1,026,582
			7,944,580
Diversified Financials--3.1%
Discover Financial Services	5,800		354,148
Element Financial	130,504	b	1,694,810
NorthStar Asset Management	0	b	9
Ocwen Financial	106,705	a,b	3,219,290
Visa, Cl. A	11,457		2,417,542
			7,685,799
Energy--4.7%
Cheniere Energy	28,254	a,b	1,999,253
Hess	80,620	a	7,979,768
SolarCity	22,210	b	1,588,681
			11,567,702
Food & Staples Retailing--1.0%
Walgreen	35,036		2,409,426

Food, Beverage & Tobacco--1.5%
Constellation Brands, Cl. A	44,411	b	3,697,660
Health Care Equipment & Services--2.3%
Aetna	29,406	a	2,279,847
HCA Holdings	15,796	b	1,031,637
Tenet Healthcare	28,163	b	1,486,161
Universal Health Services, Cl. B	9,974		1,063,228
			5,860,873
Materials--1.6%
Dow Chemical	12,860		656,760
E.I. du Pont de Nemours & Co.	20,906		1,344,465
Monsanto	5,813		657,392
Sherwin-Williams	6,704		1,382,566
			4,041,183
Media--5.6%
CBS, Cl. B	59,584	a	3,386,159
DISH Network, Cl. A	79,672	a,b	4,928,510
IMAX	21,219	b	557,847
Time Warner	44,111	a	3,662,095

Viacom, Cl. B	16,640		1,375,629
			13,910,240
Pharmaceuticals, Biotech & Life Sciences--5.0%
Actavis	9,988	b	2,140,029
AstraZeneca, ADR	37,119		2,701,892
Gilead Sciences	16,054	b	1,469,744
Merck & Co.	12,155		689,675
Pacira Pharmaceuticals	5,858	a,b	538,936
Valeant Pharmaceuticals
International	41,871	b	4,915,237
			12,455,513
Real Estate--3.0%
American Tower	30,689	a,c	2,896,735
CBRE Group, Cl. A	37,969	a,b	1,170,964
Colony Financial	66,179		1,465,865
Crown Castle International	14,195	a	1,052,985
NorthStar Realty Finance	52,451	b,c	844,453
			7,431,002
Retailing--4.6%
AutoNation	54,569	a,b	2,909,619
Hertz Global Holdings	137,427	a,b	3,878,190
Macy's	26,780	a	1,547,616
Netflix	5,696	b	2,407,813
Penske Automotive Group	14,847		689,643
			11,432,881
Semiconductors & Semiconductor Equipment--3.2%
ARM Holdings, ADR	34,031		1,455,166
NXP Semiconductors	55,421	b	3,455,499
SunEdison	73,578	b	1,471,560
Xilinx	39,453		1,622,702
			8,004,927
Software & Services--7.7%
Facebook, Cl. A	29,052	b	2,110,628
Google, Cl. A	7,307	b	4,234,771
Google, Cl. C	1,417	b	809,957
Priceline Group	2,496	b	3,101,156
salesforce.com	38,613	b	2,094,755
Yahoo!	187,378	b	6,710,006

			19,061,273
Technology Hardware & Equipment--.9%
Apple	23,924		2,286,417

Telecommunication Services--8.7%
SoftBank	92,900		6,586,434
Sprint	631,640	a,b	4,642,554
T-Mobile US	254,573	a,b	8,385,635
Telefonica Deutschland Holding	90,766	b	712,170
Verizon Communications	28,064		1,414,987
			21,741,780
Transportation--4.1%
American Airlines Group	27,227	a	1,057,769
Kansas City Southern	9,220	a	1,005,533
Old Dominion Freight Line	22,569	a,b	1,432,680
Saia	12,020	b	548,713
Spirit Airlines	28,771	b	1,882,199
Swift Transportation	105,120	b	2,149,704
The Greenbrier Companies	10,029		646,369
Union Pacific	14,710		1,446,140
			10,169,107
Total Common Stocks
(cost $189,767,378)			190,481,029
	Number of
Options Purchased--.3%	Contracts		Value ($)
Call Options--.1%
CBS,
September 2014 @ $60	289		36,125
Delta Air Lines,
September 2014 @ $41	654		44,472
Starwood Hotels & Resorts
Worldwide, September 2014 @
$82.50	77		3,350
Walgreen,
October 2014 @ $75	210		36,120
			120,067
Put Options--.2%
iShares Russell 2000 ETF,

August 2014 @ $112	1,234	283,820
NASDAQ 100 Index,
August 2014 @ $390	12	59,208
NXP Semiconductors,
August 2014 @ $60	554	46,536
S&P 500 Index Futures,
September 2014 @ $177.50	70	73,500
		463,064
Total Options Purchased
(cost $901,977)		583,131
	Number of
Warrants--.1%	Warrants	Value ($
Banks
JPMorgan Chase & Co. Ser. CW18 (10/28/18)
(cost $330,158)	16,600 [b]	313,408
Total Investments (cost $190,999,513)	76.9%	191,377,568
Cash and Receivables (Net)	23.1%	57,637,369
Net Assets	100.0%	249,014,837

ADR - American Depository Receipts

a	Held by a broker as collateral for open short positions.
b	Non-income producing security.
c	Investment in real estate investment trust.

At July 31, 2014, net unrealized depreciation on investments was $247,197 of which $6,611,629 related to appreciated investment securities and $6,858,826 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Telecommunication Services	8.7
Software & Services	7.7
Media	5.6
Automobiles & Components	5.4
Banks	5.2
Pharmaceuticals, Biotech & Life Sciences	5.0
Energy	4.7
Retailing	4.6

Transportation	4.1
Capital Goods	3.6
Consumer Services	3.2
Semiconductors & Semiconductor Equipment	3.2
Diversified Financials	3.1
Real Estate	3.0
Health Care Equipment & Services	2.3
Consumer Durables & Apparel	2.2
Materials	1.6
Food, Beverage & Tobacco	1.5
Food & Staples Retailing	1.0
Technology Hardware & Equipment	.9
Options Purchased	.3
76.9
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Select Managers Long/Short Fund
July 31, 2014 (Unaudited)

Common Stocks--17.0%	Shares	Value ($)
Capital Goods--.5%
Caterpillar	12,724	1,281,943

Consumer Services--.4%
Carnival	27,258	987,285

Exchange-Traded Funds--12.0%
AMEX Consumer Discretionary Select
Sector SPDR Fund	16,274	1,072,294
Energy Select Sector SPDR Fund	73,656	7,117,380
Health Care Select Sector SPDR
Fund	22,606	1,377,157
iShares U.S. Home Construction ETF	29,618	657,816
iShares U.S. Real Estate ETF	9,869	707,706
SPDR S&P 500 ETF Trust	66,207	12,783,910
SPDR S&P Regional Banking ETF	28,926	1,111,626

SPDR S&P Retail ETF	7,883	660,989
WisdomTree Japan Hedged Equity
Fund	88,400	4,417,348
		29,906,226
Food & Staples Retailing--.5%
Wal-Mart Stores	16,990	1,250,124

Materials--.5%
Rio Tinto, ADR	23,700	1,357,773

Retailing--.8%
Guess?	47,606	1,238,232
Home Depot	9,000	727,650
		1,965,882
Telecommunication Services--2.0%
AT&T	138,325	4,922,987

Transportation--.3%
Con-way	2,552	125,941
Heartland Express	5,978	134,206
J.B. Hunt Transport Services	1,747	134,973
Knight Transportation	5,308	127,180
Werner Enterprises	4,888	120,147
		642,447

Total Securities Sold Short (proceeds $41,661,644)		42,314,667

ADR- American Depository Receipts
ETF- Exchange-Traded Funds
SPDR- Standard & Poor's Depository Receipts

Portfolio Summary (Unaudited) †		Value (%)
Exchange-Traded Funds		12.0
Telecommunication Services		2.0
Retailing		.8
Capital Goods		.5
Food & Staples Retailing		.5
Materials		.5

Consumer Services	.4
Transportation	.3
17.0

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2014	($)

Financial Futures Short
Euro STOXX 50	6	(250,589)	September 2014	7,506
NASDAQ 100 E-mini	95	(7,381,025)	September 2014	43,225
Standard & Poor's 500 E-mini	181	(17,419,440)	September 2014	402,976
				453,707

STATEMENT OF OPTIONS WRITTEN
July 31, 2014 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
CBS,
September 2014 @ $67.50	289	(7,225)
Delta Air Lines,
September 2014 @ $45	654	(11,118)
Walgreen,
October 2014 @ $80	210	(18,900)

Put Options:
Delta Air Lines,
September 2014 @ $36	490	(59,290)
iShares Russell 2000 ETF,
August 2014 @ $108	1,234	(104,890)
Starwood Hotels & Resorts Worlwide,
September 2014 @ $75	77	(10,549)
Walgreen,
October 2014 @ $65	210	(55,650)
(premiums received $295,393)		(267,622)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
9/18/2014 a	1,039,000	1,757,865	1,753,405	(4,460)

Canadian Dollar,
Expiring:
8/5/2014 b	392,652	360,278	360,115	(163)
8/6/2014 b	42,747	39,221	39,205	(16)

Euro,
Expiring:
9/17/2014 b	782,673	1,053,000	1,048,201	(4,799)
9/18/2014 a	84,000	112,493	112,498	5

Japanese Yen,
Expiring
8/1/2014 b	49,169,424	482,929	477,999	(4,930)

Sales:		Proceeds ($)

British Pound,
Expiring

9/18/2014 a	1,039,000	1,747,978	1,753,405	(5,427)

Canadian Dollar,
Expiring
9/17/2014 b	1,852,327	1,714,000	1,696,870	17,130

Euro,
Expiring:
9/17/2014 b	2,124,446	2,875,088	2,845,182	29,906
9/18/2014 a	1,747,000	2,387,775	2,339,692	48,083

Gross Unrealized Appreciation				95,124
Gross Unrealized Depreciation				(19,795)

Counterparties:

a	Goldman Sachs International
b	Morgan Stanley Capital Services

				Implied			Upfront
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums Receivable	Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
1,183,831	Louis Vuitton MOET Hennessy	Morgan Stanley	-		4/5/2016			(90,739)
743,054	Perella Health Care	Morgan Stanley	-		4/16/2016			(88,231)
1,003,604	MediaTek Inc.	Morgan Stanley	-		5/6/2016			(93,616)
								(272,586)

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	163,979,257	-	-	163,979,257
Equity Securities - Foreign Common Stocks+	13,085,641	13,416,131 ++	-	26,501,772
Other Financial Instruments:
Financial Futures+++	453,707	-	-	453,707
Forward Foreign Currency Exchange Contracts+++	-	95,124	-	95,124
Options Purchased	583,131	-	-	583,131
Warrants+	313,408	-	-	313,408
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(19,795)	-	(19,795)
Options Written	(267,622)	-	-	(267,622)
Swaps+++	-	(272,586)	-	(272,586)
Securities Sold Short:
Equity Securities - Domestic++++	(11,050,668)	-	-	(11,050,668)
Equity Securities - Foreign++++	(1,357,773)	-	-	(1,357,773)
Exchange-Traded Funds+++	(29,906,226)	-	-	(29,906,226)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.
++++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

ative instrument that was held by the fund at period end July 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus TOBAM Emerging Markets Fund
July 31, 2014 (Unaudited)

Common Stocks--95.3%	Shares		Value ($)
Brazil--2.1%
America Latina Logistica	70,200		269,197
Fibria Celulose	39,000	a	382,823
			652,020
Chile--.2%
ENTEL Chile	6,050		73,495
China--19.7%
AAC Technologies Holdings	67,500		401,870
ANTA Sports Products	154,000		253,466
AviChina Industry & Technology, Cl. H	336,000		194,873
Biostime International Holdings	31,000		141,191
Byd, Cl. H	10,000		66,139
China Coal Energy, Cl. H	88,000		53,115
China Communications Services, Cl. H	320,000		156,124
China Longyuan Power Group, Cl. H	387,000		390,122
China Mengniu Dairy	88,000		427,821
China Vanke, Cl. H	70,900	a	156,985
Chongqing Changan Automobile, Cl. B	70,854		153,892
Datang International Power Generation, Cl. H	332,000		165,100
Golden Eagle Retail Group	101,000		130,505
GOME Electrical Appliances Holdings	1,688,467		286,817
Haitian International Holdings	49,000		114,990
Huaneng Power International, Cl. H	440,000		489,761
Inner Mongolia Yitai Coal, Cl. B	67,200		98,967
Jiangsu Expressway, Cl. H	80,000		97,350
Kingsoft	28,000		82,162
Longfor Properties	150,500		216,626
Shandong Weigao Group Medical Polymer, Cl. H	280,000		288,877
Shanghai Pharmaceuticals Holding, Cl. H	49,800		92,550
Shenzhou International Group Holdings	46,000		145,214
Sihuan Pharmaceutical Holdings Group	468,000		288,032
Sinopec Shanghai Petrochemical, Cl. H	554,000		171,199

Sun Art Retail Group	373,000		465,406
Tingyi Holding	90,000		255,835
Uni-President China Holdings	175,800		143,938
Want Want China Holdings	98,000		134,049
Zhejiang Expressway, Cl. H	84,000		90,676
			6,153,652
Colombia--.9%
Cementos Argos	11,944		70,006
Ecopetrol	40,788		69,112
Grupo Argos	3,610		43,818
Interconexion Electrica	8,908		43,810
ISAGEN	23,611		40,825
			267,571
Czech Republic--2.4%
CEZ	16,043		455,787
Komercni Banka	1,329		289,143
			744,930
Greece--1.2%
Folli Follie	1,517	a	63,315
Jumbo	6,608	a	98,618
OPAP	13,074		213,280
			375,213
Hong Kong--3.3%
Beijing Enterprises Holdings	31,000		269,614
GCL-Poly Energy Holdings	389,000	a	125,388
Hanergy Solar Group	1,530,000	a	241,274
Sino Biopharmaceutical	444,000		380,884
			1,017,160
Hungary--.9%
Richter Gedeon	17,079		280,184
Indonesia--2.1%
Adaro Energy	1,964,000		200,805
Astra Agro Lestari	57,000		131,376
Bank Danamon Indonesia	140,400		46,716
Indo Tambangraya Megah	47,600		106,632
Indofood CBP Sukses Makmur	68,900		61,232
Surya Citra Media	202,300		66,375
Tower Bersama Infrastructure	65,600		46,223

			659,359
Malaysia--6.0%
AirAsia	163,900		125,083
Astro Malaysia Holdings	72,500		76,163
Felda Global Ventures Holdings	45,600		57,297
IOI	144,300		225,602
Lafarge Malaysia	17,500		53,323
Malaysia Airports Holdings	89,812		209,653
Maxis	176,200		372,396
MMC	73,900		57,687
Sapurakencana Petroleum	90,700		122,018
Tenaga Nasional	122,300		474,861
YTL	115,200		56,596
YTL Power International Berhad	74,000	a	34,230
			1,864,909
Mexico--3.3%
Compartamos	100,800		204,116
Genomma Lab Internacional, Cl. B	121,300	a	324,354
Gruma, Cl. B	4,800	a	52,684
Mexichem	74,100		295,952
Promotora y Operadora de Infraestructura	12,100	a	163,304
			1,040,410
Peru--1.1%
Cia de Minas Buenaventura, ADR	29,245		342,459
Philippines--1.1%
JG Summit Holdings	222,500		270,749
Jollibee Foods	15,130		61,499
			332,248
Poland--4.6%
Alior Bank	6,227	a	153,792
Bank Millennium	28,869		69,211
Bank Zachodni WBK	1,868		211,577
Cyfrowy Polsat	12,021		90,138
Enea	13,134		63,713
Eurocash	11,351		140,180
Orange Polska	93,932		309,425
Polskie Gornictwo Naftowe I Gazownictwo	162,562		252,073
Tauron Polska Energia	83,340		135,145

			1,425,254
Russia--.4%
NOVATEK, GDR	503		52,237
Uralkali	8,220		31,329
VTB Bank	51,510,000	a	57,380
			140,946
South Africa--2.5%
African Bank Investments	107,504		61,960
AngloGold Ashanti	19,490	a	333,522
Gold Fields	77,917		307,102
Harmony Gold Mining	25,104	a	77,412
			779,996
South Korea--16.6%
Celltrion	5,708	a	220,719
Coway	4,135		356,251
E-Mart	676		152,475
Halla Visteon Climate Control	4,080		202,127
Hotel Shilla	509		54,053
Hyundai Merchant Marine	10,540	a	105,725
Hyundai Wia	2,299		420,441
Kangwon Land	12,850		428,150
KCC	553		326,299
Kia Motors	4,819		284,656
Korea Aerospace Industries	6,330		215,469
Korea Electric Power	11,970		488,791
KT	6,740		217,748
LG Uplus	34,370		317,464
NAVER	260		183,995
Orion	462		421,957
S-1	2,667		199,117
SK Telecom	1,593		407,862
Yuhan	1,139		196,127
			5,199,426
Spain--.1%
Cemex Latam Holdings	4,320	a	42,584
Taiwan--21.3%
Acer	213,000	a	168,409
Asia Pacific Telecom	245,000		144,019

Asustek Computer	43,000		454,401
Chicony Electronics	33,165		91,595
Chunghwa Telecom	146,000		445,258
CTCI	36,000		59,651
Delta Electronics	71,000		485,623
Eclat Textile	8,000		88,663
Far EasTone Telecommunications	131,000		270,915
Formosa Taffeta	66,000		73,085
Hiwin Technologies	29,000		310,954
HTC	68,000	a	294,686
Inventec	375,000		332,308
Kinsus Interconnect Technology	44,000		181,957
Lite-On Technology	160,800		270,685
Pegatron	236,000		444,538
Pou Chen	141,000		157,096
Powertech Technology	109,000		181,702
President Chain Store	58,000		460,733
Radiant Opto-Electronics	73,000		303,100
Siliconware Precision Industries	181,000		246,988
Standard Foods Taiwan	33,000		94,100
Taiwan Mobile	121,000		370,923
TPK Holding	17,000		106,496
Transcend Information	11,000		37,443
Uni-President Enterprises	43,000		82,032
Unimicron Technology	202,000		167,858
Wistron	264,186		252,278
Zhen Ding Technology Holding	22,000		65,639
			6,643,135
Thailand--4.1%
Banpu	168,800		162,092
CP ALL	299,200		430,580
PTT Exploration & Production	98,200		496,530
TMB Bank	2,074,900		182,544
			1,271,746
Turkey--1.4%
Enka Insaat ve Sanayi	61,689		160,104
Tofas Turk Otomobil Fabrikasi	19,357		119,966
Ulker Biskuvi Sanayi	22,395		173,361

			453,431
Total Common Stocks
(cost $28,729,556)			29,760,128

Preferred Stocks--3.0%
Brazil--2.2%
Gerdau	38,200		224,780
Oi	113,600		73,605
Suzano Papel e Celulose, Cl. A	46,300		179,588
Usinas Siderurgicas de Minas Gerais, Cl. A	61,300	a	217,505
			695,478
Colombia--.5%
Banco Davivienda	5,669		95,996
Grupo Aval Acciones y Valores	72,432		53,646
			149,642
South Korea--.3%
Hyundai Motor	462		77,228
Total Preferred Stocks
(cost $1,040,754)			922,348
Total Investments (cost $29,770,310)	98.3%		30,682,476
Cash and Receivables (Net)	1.7%		540,798
Net Assets	100.0%		31,223,274

ADR - American Depository Receipts
GDR - Global Depository Receipts

a Non-income producing security.

At July 31, 2014, net unrealized appreciation on investments was $912,166 of which $1,860,469 related to appreciated investment securities and $948,303 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	16.4
Consumer Staples	13.0
Consumer Discretionary	12.7
Industrial	10.4
Telecommunication Services	10.2

Utilities	9.1
Materials	8.9
Health Care	6.6
Financial	5.8
Energy	5.2
98.3

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014 ($)

Financial Futures Long
FTSE/JSE Top 40 Index	4	172,250	September 2014	(315)
MSCI Taiwan Stock Index	1	33,240	August 2014	(900)
SGX CNX Nifty Index	1	15,482	August 2014	(158)

				(1,373)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

South African Rand,
Expiring
8/4/2014 a	267,913	25,000	24,985	(15)

Counterparty;

a	State Street

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	452,076	29,308,052 ++	-	29,760,128
Equity Securities - Foreign Preferred Stocks+	-	922,348 ++	-	922,348
Liabilities ($)
Other Financial Instruments:
Financial Futures+++	(1,373)	-	-	(1,373)
Forward Foreign Currency Exchange Contracts+++	-	(15)	-	(15)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end July 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
July 31, 2014 (Unaudited)

Registered Investment Companies--97.1%	Shares		Value ($)
Bonds and Notes
BNY Mellon Corporate Bond Fund,
Cl. M	6,094,555	a	78,375,983
BNY Mellon Municipal Opportunities
Fund, Cl. M	5,863,367	a	76,165,137
Dreyfus Floating Rate Income Fund,
Cl. Y	3,753,705	a	47,371,762
Dreyfus High Yield Fund, Cl. I	9,800,565	a	66,153,814
TCW Emerging Markets Income Fund,
Cl. I	1,301,852		11,404,227
Total Investments (cost $278,990,293)	97.1%		279,470,923
Cash and Receivables (Net)	2.9%		8,443,831
Net Assets	100.0%		287,914,754

a Investment in affiliated mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $480,630 of which $1,511,713 related to appreciated investment securities and $1,031,083 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	93.1
Mutual Funds: Foreign	4.0
97.1

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	279,470,923	-	-	279,470,923

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)